Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
C000233407
Account Value [Line Items]
Line Graph and Table Measure Name	Conductor Global Equity Value ETF
Account Value	$ 15,779	$ 15,130	$ 15,142	$ 14,948	$ 14,636	$ 10,512	$ 13,201	$ 14,281	$ 11,613	$ 9,866	$ 10,000
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Account Value	$ 22,879	20,457	17,416	17,064	18,046	12,382	13,028	12,400	10,861	9,434	10,000
MSCI ACWI SMID Value Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World SMID Value Index
Account Value	$ 17,015	$ 15,962	$ 14,214	$ 14,636	$ 15,264	$ 9,584	$ 12,192	$ 12,471	$ 11,132	$ 9,525	$ 10,000